Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Income tax benefit at U.S. statutory rate					21.00%
State income tax net of Federal benefits – U.S.					$ (35,154)	$ (94,298)
Non-deductible expenses – U.S.					54,953	540,338
Temporary differences					(762,687)	0
Total provision for income tax – U.S. and foreign	$ 925	$ 0	$ 925	$ 0	0	0
US Treasury and Government [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss - foreign					(169,906)	(562,283)
Change in valuation allowance – foreign					912,794	116,243
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss - foreign					(249,864)	(79,179)
Change in valuation allowance – foreign					$ 249,864	$ 79,179